Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Adoption of New Accounting Standards [Abstract]
Adoption of revenue recognition accounting policy adjustment			$ 1,301
Vessel revenue	$ 39,533	$ 32,947
Voyage expenses	17,732	16,629
Commissions	1,391	$ 1,253
Accumulated Deficit [Member]
Adoption of New Accounting Standards [Abstract]
Adoption of revenue recognition accounting policy adjustment			$ 1,301
Calculated under Revenue Guidance in Effect before ASC 606 [Member]
Adoption of New Accounting Standards [Abstract]
Vessel revenue	40,923
Voyage expenses	18,220
Commissions	1,444
Total net effect	$ 849
Revenues [Member] | Customer Concentration Risk [Member]
Revenue [Abstract]
Concentration risk percentage	66.00%	55.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	27.00%	10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	16.00%	14.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	12.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	11.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	19.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%
ASU 2014-09 [Member] | Accumulated Deficit [Member]
Adoption of New Accounting Standards [Abstract]
Adoption of revenue recognition accounting policy adjustment	$ (1,301)